Shareholder Report, Line Graph (Details) - USD ($)		1 Months Ended	2 Months Ended	3 Months Ended	4 Months Ended	5 Months Ended
	Jun. 03, 2025	Jun. 30, 2025	Jul. 31, 2025	Aug. 31, 2025	Sep. 30, 2025	Oct. 31, 2025
VistaShares Animal Spirits Daily 2X Strategy ETF
Account Value [Line Items]
Accumulated Value	$ 10,000	$ 10,781	$ 12,293	$ 11,592	$ 17,437	$ 16,526
BITA VistaShares Animal Spirits Index
Account Value [Line Items]
Accumulated Value	10,000	10,182	11,047	10,713	13,527	13,382
S&P 500 TR
Account Value [Line Items]
Accumulated Value	$ 10,000	$ 10,404	$ 10,637	$ 10,853	$ 11,249	$ 11,512